Finance income/(costs) - net - Detailed information of Finance income/(costs) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Of Finance Income Expense [Abstract]
Interests from bank deposits	¥ 433		¥ 198	¥ 798
Interests from loans to a related party			243	749
Net exchange gains	27,897		2,042	68
Finance income	28,330	$ 4,341	2,483	1,615
Issuance costs of financial instruments with preferred rights			(6,303)
Interests on lease liabilities	(2,069)		(2,076)
Interests on borrowings	(3,298)		(2,133)
Interests on loans from a related party			(1,192)
Others	(260)
Finance costs	(5,627)	(862)	(11,704)
Finance income/(costs) - net	¥ 22,703	$ 3,479	¥ (9,221)	¥ 1,615